Stock Options (Tables)	12 Months Ended
Jun. 30, 2021
Stock Options
Option activity
	June 30, 2021		June 30, 2020

		Weighted-		Weighted-
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Shares under option:
Outstanding, beginning of year	96,586	$4.35	97,205	$3.24
Granted	1,094,171	9.07	25,881	7.47
Exercised	(1,000)	3.05	(24,000)	3.35
Forfeited	(9,000)	3.11	(2,500)	3.08

Outstanding, end of year	1,180,757	$8.73	96,586	$4.35

Options exercisable at year-end	296,821	$7.69	49,236	$3.29

Weighted average fair value per share of options granted during the fiscal year		$7.25		$5.58

Options outstanding
	As of June 30, 2021 Options Outstanding			As of June 30, 2021 Exercisable
		Weighted-
		Average	Weighted-		Weighted-
Range		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Outstanding	Price

$5.35 - $ 11.30	1,120,052	9.35	$9.03	238,351	$8.76

$2.91 - $ 4.65	60,705	5.28	$3.36	58,470	$3.32

	1,180,757			296,821
	As of June 30, 2020 Options Outstanding			As of June 30, 2020 Exercisable
		Weighted-
		Average	Weighted-		Weighted-
Range		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Outstanding	Price

$5.35- $ 11.30	25,881	9.87	$7.47	-	$0.00

$2.91- $ 4.65	70,705	6.46	$3.33	49,236	$3.29

	96,586			49,236